--------------------------------------------------------------------------------

NORTH CAROLINA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                   212/830-5200
================================================================================






Dear Shareholder:



We are pleased to present the semi-annual report of North Carolina Daily Municipal Income Fund, Inc. for the period September 1, 2000 through February 28, 2001.


The Fund had net assets of $263,179,154 and 2,528 active shareholders as of February 28, 2001.


We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,




\s\Steven W. Duff





Steven W. Duff
President









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
FEBRUARY 28, 2001
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
   Face                                                                            Maturity              Value              Standard
  Amount                                                                             Date     Yield     (Note 1)    Moody's & Poor's
  ------                                                                             ----     -----     ------      ------- --------
Put Bonds (b) (6.91%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,650,000   North Carolina Industrial Facilities & PCFA (GVK America Inc) (c)
              LOC Citibank N.A.                                                    03/01/01   4.60%  $ 3,650,000
    400,000   North Carolina Industrial Facilities & PCFA (Greer Labs Inc. Project)
              LOC First Union National Bank                                        12/01/01   4.75       400,000               A1
  8,000,000   North Carolina State GO ROCS - Series 14
              LOC National Bank of Canada                                          04/05/01   4.30     8,000,000               A1
  1,000,000   North Carolina State GO                                              06/01/01   4.22     1,001,718     Aaa      AAA
  5,125,000   Puerto Rico Industrial Medical & Environmental PCFA RB
              (Abbot Laboratories Project)                                         03/01/01   4.00     5,125,000     Aa1      AAA
-----------                                                                                          -----------
 18,175,000   Total Put Bonds                                                                         18,176,718
-----------                                                                                          -----------
Revenue Bond (0.45%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,175,000   Cumberland, NC FinCorp Installment
              (Detention Center & Mental Health Facilities) (c)
              Insured by AMBAC Indemnity Corp.                                     06/01/01   3.37%  $ 1,177,281
-----------                                                                                          -----------
  1,175,000   Total Revenue Bond                                                                       1,177,281
-----------                                                                                          -----------
Tax Exempt Commercial Paper (4.84%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,050,000   City of Winston-Salem, NC (Summit Square Garden) - Series 1989
              Guaranteed by FHA/VA/Private Mortgages                               07/26/01   3.35%  $ 2,050,000              A1+
 10,700,000   Puerto Rico Government Development Bank                              05/02/01   2.45    10,700,000              A1+
-----------                                                                                          -----------
 12,750,000   Total Tax Exempt Commercial Paper                                                       12,750,000
-----------                                                                                          -----------
Tax Exempt General Obligation Notes & Bonds (12.35%)
------------------------------------------------------------------------------------------------------------------------------------
$   900,000   Cary, NC Water & Public Improvement GO (c)                           03/01/02   3.14%  $   908,136
  1,425,000   Charlotte, NC COPS
              (Fiscal Year 2000 Equipment Acquisition Project) (c)                 03/01/01   4.16     1,425,000
  1,540,000   Durham & Wake Counties, NC Special Airport District (c)              04/01/01   4.38     1,541,638
  3,000,000   Fairmont, NC Waste Water BAN (c)
              Guaranteed by FHA/VA /Private Mortgages                              08/01/01   4.30     3,008,475
    815,000   Henderson County, NC COPS
              (Henderson County School Projects) (c)                               03/01/02   3.06       824,182
  1,000,000   New Hanover County, NC COPS (New Hanover County Projects) (c)
              Insured by AMBAC Indemnity Corp.                                     12/01/01   4.21     1,001,585
  3,690,000   North Carolina Eastern Municipal Power Agency System RB
              (Merlots) - Series A41
              Collateralized by U.S. Government Obligations                        12/03/01   4.10     3,690,000    VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date        Yield    (Note 1)     Moody's & Poor's
  ------                                                                          ----        -----     ------      ------- --------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   North Carolina GO (c)                                             04/01/01      4.25%  $ 1,000,389
  1,550,000   North Carolina GO (c)                                             06/01/01      4.11     1,553,627
  4,000,000   North Carolina State Public School Bond                           04/01/01      4.10     4,001,066     Aaa      AAA
    685,000   Orange County, NC COPS (Orange County High School Project) (c)    11/01/01      4.30       685,000
  1,161,000   Rutherford, NC BAN (c)                                            11/14/01      3.31     1,162,043
  1,000,000   University of North Carolina (c)                                  12/01/01      2.96     1,011,083
  2,500,000   Wake County, NC GO Refunding Bond                                 02/01/01      3.22     2,528,108     Aaa      AAA
  8,160,000   Wake County, NC GO Refunding Bond                                 03/01/01      3.96     8,160,000     Aaa      AAA
-----------                                                                                          -----------
 32,426,000   Total Tax Exempt General Obligation Notes & Bonds                                       32,500,332
-----------                                                                                          -----------
Variable Rate Demand Instruments (d) (75.19%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Catawba County, NC Industrial Facilities & PCFA
              (Plastic Package Project) (c)
              LOC First Union National Bank                                     02/01/11      3.75%  $ 3,000,000
  2,000,000   Charlotte, NC Airport Refunding Bonds
              Insured by MBIA Insurance Corp.                                   07/01/16      3.05     2,000,000    VMIG-1    A1+
  8,000,000   Charlotte, NC Airport Refunding Bonds - Series A
              Insured by MBIA Insurance Corp.                                   07/01/17      3.15     8,000,000    VMIG-1     A1
    700,000   Cleveland County, NC Industrial Facilities & PCFA
              (Curtis Wright Flight System) (c)
              LOC Bank of Nova Scotia                                           11/01/23      3.60       700,000
    900,000   Columbus County, NC (Conflandey Project) (c)
              LOC Banque Nationale de Paris                                     01/01/15      3.70       900,000
  2,100,000   Commonwealth of Puerto Rico RB Highway & Transportaion Authority
              Insured by AMBAC Indemnity Corp.                                  07/01/28      1.90     2,100,000    VMIG-1    A1+
  1,400,000   Cumberland County, NC Industrial Facilities (c)
              LOC Branch Bank & Trust Company                                   03/01/18      3.75     1,400,000
  2,320,000   Durham, NC Water & Sewer Utilities
              LOC Wachovia Bank & Trust Co., N.A.                               12/01/15      3.20     2,320,000    VMIG-1    A1+
    880,000   Durham County, NC Public Improvement GO Bonds                     05/01/07      3.60       880,000    VMIG-1     A2
  1,900,000   Durham County, NC Public Improvement GO Bonds                     02/01/10      3.45     1,900,000    VMIG-1    A1+
  3,000,000   Gaston County, NC Industrial Facilities RB (Duke Energy)          10/01/12      3.35     3,000,000      P1       A1
  2,000,000   Gaston County, NC Industrial Facilities & PCFA
              (Marlatex Corp Project) (c)
              LOC First Union National Bank                                     06/01/15      3.70     2,000,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 2001
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date        Yield    (Note 1)     Moody's & Poor's
  ------                                                                          ----        -----     ------      ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,200,000   Greensboro, NC Enterprise System - Series 1995B
              LOC Dexia CLF                                                     06/01/22      3.05%  $ 1,200,000    VMIG-1    A1+
  3,115,000    Halifax County, NC Industrial Facilities & PCFA RB
              (Roanoke - Lights Gas & Electricity)
              LOC Credit Suisse First Boston                                    12/01/19      3.25     3,115,000               A1
  2,145,000    Halifax County, NC Industrial Facilities
              (Roanoke - Lights Gas & Electricity)
              LOC Credit Suisse First Boston                                    06/01/21      3.35     2,145,000              A1+
  2,200,000   Harnett County, NC Industrial Facilities & PCFA IDRB
              (Edwards Brothers Inc. Project) (c)
              LOC Wachovia Bank & Trust Co., N.A.                               01/01/07      3.60     2,200,000
  6,000,000   Herford County, NC Industrial Facilities & PCFA
              (Easco Corporation Project) (c)
              LOC Royal Bank of Canada                                          11/01/13      3.70     6,000,000
  7,000,000   Hertford County, Industrial Facilities & PCFA
              (Nucor Corporation Project)                                       11/01/33      3.25     7,000,000      P1      A1+
    900,000   Johnson County, NC Industrial Facilities & PCFA
              (House Authority Mills Inc. Project) (c)
              LOC ABN AMRO Bank N.A.                                            03/01/11      3.70       900,000
  2,000,000   Johnson County, NC Industrial Facilities & PCFA
              (House Authority Mills Inc. Project) (c)
              LOC Branch Bank & Trust Company                                   02/01/14      3.95     2,000,000
  3,800,000   Lenoir County, NC Industrial Facilities
              (West Co. of Nebraska Inc.) - Series 1985 (c)
              LOC Dresdner Bank, A.G.                                           10/01/05      3.25     3,800,000
  8,395,000   Martin County, NC Industrial Facilities
              (Weyerhaeuser Company Project)                                    06/01/04      3.60     8,395,000               A1
  4,800,000   Mecklenberg County, NC Industrial Facilities & PCFA
              (EDG Comb Metals) (c)
              LOC Wells Fargo Bank, N.A.                                        12/01/09      3.60     4,800,000
  1,500,000   Mecklenburg County, NC Industrial Facilities & PCFA
              (Griffith Micro Science Project)
              LOC ABN AMRO Bank N.A.                                            11/01/07      3.25     1,500,000              A1+
  1,250,000   Mecklenburg County, NC Industrial Facilities & PCFA (c)
              (Ferguson Supply & Box Manufacturing Project)
              LOC Branch Bank & Trust Company                                   08/01/10      3.60     1,250,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date        Yield    (Note 1)     Moody's & Poor's
  ------                                                                          ----        -----     ------      ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,525,000   Mecklenburg County, NC Industrial Facilities & PCFA IDRB
              (Otto Industry) (c)
              LOC Bank of Austria                                               10/01/08      3.65%  $ 2,525,000
  1,350,000   Mecklenburg County, NC PCFA IDRB (Virkler Company) (c)
              LOC First Union National Bank                                     12/01/04      3.65     1,350,000
    900,000   Mecklenburg County, NC - Series C (c)
              LOC Union Bank of Switzerland                                     12/01/08      3.40       900,000
  1,000,000   Mecklenburg County, NC - Series C                                 02/01/12      3.10     1,000,000    VMIG-1    A1+
 10,000,000   Mecklenburg County, NC COPS
              LOC Bank of America                                               04/01/20      3.55    10,000,000    VMIG-1    A1+
  3,500,000   Mecklenburg County, NC P-Floats-PA 710
              LOC Merrill Lynch & Company, Inc.                                 04/01/10      3.54     3,500,000              A1+
  5,000,000   Moore County, NC Industrial Facilities & PCFA RB
              (Perdue Farm Project) - Series 1990
              LOC Rabobank Nederland                                            06/01/10      3.45     5,000,000      P1      A1+
  1,000,000   North Carolina Educational Facilities Finance Agency RB
              (Elton College)
              LOC Bank of America                                               01/01/19      3.10     1,000,000    VMIG-1    A1+
  1,000,000   North Carolina Educational Facilities Finance Agency RB
              (Gardner Webb University)
              LOC First Union National Bank                                     07/01/17      3.50     1,000,000               A1
  1,470,000   North Carolina Educational Facilities Finance Authority
              (Duke University) (c)
              LOC Branch Bank & Trust Company                                   03/01/12      3.60     1,470,000
  4,700,000   North Carolina Educational Facilities Finance Authority
              (Duke University) - Series 1987A                                  12/01/17      3.60     4,700,000    VMIG-1    A1+
  3,000,000   North Carolina Educational Facilities Finance Authority
              (Duke University) - Series 1991B                                  12/01/21      3.60     3,000,000    VMIG-1    A1+
  2,400,000   North Carolina Educational Facilities Finance Authority RB
              (Bowman Grey School Medical Project)
              LOC Wachovia Bank & Trust Co., N.A.                               09/01/20      3.35     2,400,000    VMIG-1
  1,200,000   North Carolina Educational Facilities Finance Authority RB
              (Gardner Webb University)
              LOC First Union National Bank                                     07/01/19      3.50     1,200,000               A1
  9,995,000   North Carolina HFA Municipal Trust Receipts - Series CMC44        01/01/27      3.30     9,995,000    VMIG-1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 2001
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date        Yield    (Note 1)     Moody's & Poor's
  ------                                                                          ----        -----     ------      ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   North Carolina Medical Care Commission (Angel Medical Center, Inc.)
              LOC First Union National Bank                                     10/01/16      3.50%  $ 1,000,000               A1
  3,000,000   North Carolina Medical Care Commission
              (Moses H. Cone Memorial Hospital)                                 10/01/23      3.40     3,000,000              A1+
  2,500,000   North Carolina Medical Care Commission
              (Lutheran Services for the Aging)
              LOC Branch Bank & Trust Company                                   03/01/28      3.25     2,500,000               A1
  3,600,000   North Carolina Medical Care Commission Health Care Facilities RB
              (Pungo District Hospital) (c)
              LOC Wells Fargo Bank, N.A.                                        12/01/18      3.50     3,600,000
  5,300,000   North Carolina Medical Care Commission Health System RB
              (Updates Catholic Health Project)
              Insured by AMBAC Indemnity Corp.                                  11/15/28      3.10     5,300,000    VMIG-1    A1+
    840,000   North Carolina Medical Care Commission HRB (Carolina Mead)
              LOC Wachovia Bank & Trust Co., N.A.                               06/01/28      3.15       840,000              A1+
  3,300,000   North Carolina Medical Care Commission HRB
              (Duke University Hospital)                                        06/01/15      3.60     3,300,000    VMIG-1    A1+
  2,500,000   North Carolina Medical Care Commission HRB
              (Baptist Hospitals Project)
              LOC Wachovia Bank & Trust Co., N.A.                               06/01/30      3.15     2,500,000    VMIG-1    A1+
  1,000,000   North Carolina Medical Care Commission HRB
              (Duke University Project)
              LOC Bank One                                                      06/01/15      3.60     1,000,000    VMIG-1    A1+
    500,000   North Carolina Medical Care Commission HRB
              (Duke University Project) - Series D
              LOC Wachovia Bank & Trust Co., N.A.                               06/01/15      3.60       500,000    VMIG-1    A1+
  4,000,000   North Carolina Medical Care Commission HRB
              (Duke University Project) - Series 1985C
              LOC Wachovia Bank & Trust Co., N.A.                               06/01/15      3.60     4,000,000    VMIG-1    A1+
    965,000   North Carolina Medical Care Commission HRB
              (The Givens Estates Inc. Project)
              LOC First Union National Bank                                     12/01/26      3.25       965,000    VMIG-1
  2,000,000   North Carolina Medical Care Commission HRB
              (J. Arthur Dosher Memorial Hospital)
              LOC Branch Bank & Trust Company                                   05/01/18      3.60     2,000,000               A1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date        Yield    (Note 1)     Moody's & Poor's
  ------                                                                          ----        -----     ------      ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,450,000   North Carolina Medical Care Commission HRB
              (Methodist Home Project)
              LOC Branch Bank & Trust Company                                   03/01/18      3.50%  $ 1,450,000               A1
  6,700,000   North Carolina Medical Care Commission HRB
              (Park Ridge Hospital Project)
              LOC SunTrust Bank                                                 08/15/18      3.45     6,700,000               A1
  2,100,000   North Carolina Medical Care Commission HRB
              (Pooled Equipment Financing Project)
              LOC Wachovia Bank & Trust Co., N.A.                               04/01/12      3.15     2,100,000    VMIG-1
  1,000,000   North Carolina Medical Care Commission HRB
              (Pooled Equipment Financing Program)
              Insured by MBIA Insurance Corp.                                   12/01/25      3.20     1,000,000    VMIG-1    A1+
  7,315,000   North Carolina Medical Care Commission
              Retirement Community RB - Series B
              LOC LaSalle National Bank                                         11/15/09      3.55     7,315,000              A1+
  2,000,000   Puerto Rico Ana Mendez University System Industrial
              Tourist Educational Medical & Environmental
              LOC Banco Santander                                               10/01/21      2.10     2,000,000              A1+
    300,000   Randolph County, NC Industrial Facilities & PCFA (c)
              LOC Bank One                                                      09/01/05      3.70       300,000
    950,000   Sampson County, NC Industrial Facilities & PCFA IDRB
              (DuBose Strapping) (c)
              LOC First Union National Bank                                     07/01/07      3.75       950,000
  4,200,000   Stanly County, NC Industrial Facilities & PCFA RB
              (Gentry Mills Project) (c)
              LOC First Union National Bank                                     02/01/09      3.75     4,200,000
  5,000,000   University of North Carolina at Chapel Hill RB - Series 2001B     12/01/25      3.05     5,000,000    VMIG-1    A1+
  1,000,000   University of North Carolina at Chapel Hill RB - Series 2001C     12/01/25      3.05     1,000,000    VMIG-1    A1+
  2,280,000   Wake County, NC Industrial Facilities &PCFA RB
              (Fab Inc. Project) (c)
              LOC First Union National Bank                                     01/01/19      3.75     2,280,000
  6,525,000   Warren County, NC Industrial Facilities & PCFA IDRB
              (Glen Raven Mills Project) (c)
              LOC Wachovia Bank & Trust Co., N.A.                               05/01/08      3.60     6,525,000
  2,500,000   Wilson County, NC Industrial Facilities & PCR
              (Supreme/Murphy Truck Bodies) (c)
              LOC Bank One                                                      06/01/15      3.75     2,500,000


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 2001
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date        Yield    (Note 1)     Moody's & Poor's
  ------                                                                          ----        -----     ------      ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,030,000  Winston-Salem, NC COPS - Series 1988                              07/01/09      3.20%  $  2,030,000   VMIG-1    A1+
     500,000  Winston-Salem, NC GO Bond                                         06/01/07      3.50        500,000   VMIG-1    A1+
------------                                                                                         ------------
 197,900,000  Total Variable Rate Demand Instruments                                                  197,900,000
------------                                                                                         ------------
              Total Investments (99.74%) (Cost $262,504,331+)                                        $262,504,331
              Cash and Other Assets, Net of Liabilities (0.26%)                                           674,823
                                                                                                     ------------
              Net Assets (100.00%)                                                                   $263,179,154
                                                                                                     ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 235,418,674 share outstanding (Note 3)                                 $       1.00
                                                                                                     ============
              Class B Shares,       2,064 share outstanding (Note 3)                                 $       1.00
                                                                                                     ============
              Evergreen Shares,27,759,546 share outstanding (Note 3)                                 $       1.00
                                                                                                     ============

              +    Aggregate cost for federal income tax purpose is identical.


FOOTNOTES:
(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     BAN       =  Bond Anticipation Note                          LOC       =   Letter of Credit
     COPS      =  Certificate of Participations                   PCFA      =   Pollution Control Finance Authority
     GO        =  General Obligation                              PCR       =   Pollution Control Revenue
     HRB       =  Hospital Revenue Bond                           RB        =   Revenue Bond
     IDRB      =  Industrial Development Revenue Bond

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 2001
(UNAUDITED)
================================================================================

INVESTMENT INCOME
Income:
   Interest.....................................................................$       5,148,341
                                                                                -----------------
Expenses: (Note 2)
   Investment management fee....................................................          510,626
   Shareholder servicing fee (Class A)..........................................          256,148
   Shareholder servicing fee (Evergreen Shares).................................           62,212
   Administration fee...........................................................          268,078
   Custodian expenses...........................................................           16,073
   Shareholder servicing and related shareholder expenses+......................           74,743
   Legal, compliance and filing fees............................................           24,082
   Audit and accounting.........................................................           27,638
   Directors' fees..............................................................            3,031
   Other........................................................................            7,509
                                                                                -----------------
      Total expenses............................................................        1,250,140
      Less: Fees waived (Note 2)................................................(         102,125)
                                                                                -----------------
      Net expenses..............................................................        1,148,015
                                                                                -----------------
Net investment income...........................................................        4,000,326

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................              -0-
                                                                                -----------------
Increase in net assets from operations..........................................$       4,000,326
                                                                                =================

+ Includes class specific transfer agency expenses of $63,651, $63 and $15 for Class A shares, Class B shares and Evergreen shares, respectively.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================



                                                                             Six Months
                                                                                Ended                   Year
                                                                          February 28, 2001             Ended
                                                                             (Unaudited)           August 31, 2000
                                                                          -----------------        ---------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
  Net investment income............................................        $     4,000,326         $     7,791,095
  Net realized gain (loss) on investments..........................                    -0-                     -0-
                                                                           ---------------         ---------------

Increase in net assets from operations.............................              4,000,326               7,791,095

Dividends to shareholders from net investment income:

  Class A..........................................................        (     3,605,294)*       (     7,083,896)*

  Class B..........................................................        (        10,622)*                   -0-

  Evergreen shares.................................................        (       384,410)*       (       707,199)*
Capital share transactions (Note 3):
  Class A..........................................................              9,827,322         (     3,676,818)
  Class B..........................................................                  2,064                     -0-
  Evergreen shares.................................................              5,497,935         (        57,248)
                                                                           ---------------         ---------------
   Total increase (decrease).......................................             15,327,321         (     3,734,066)

Net assets:
  Beginning of period..............................................            247,851,833             251,585,899
                                                                           ---------------         ---------------
  End of period....................................................        $   263,179,154         $   247,851,833
                                                                           ===============         ===============

* Designated as exempt-interest dividends for federal income tax purposes.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1. Summary of Accounting Policies.

North Carolina Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and Evergreen shares. The Class A and Evergreen shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. In all other respects, all share classes represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced December 12, 1994. The Evergreen shares commenced on July 9, 1999. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .40% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A and Evergreen shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .25% of the Fund's average daily net assets with respect only to the Class A and Evergreen shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the period ended February 28, 2001, the Manager voluntarily waived administration fees of $102,125.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $64,217 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent to the Fund.

3. Capital Stock.

At February 28, 2001, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $263,180,284. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                       Six Months                         Year
CLASS A                                                  Ended                           Ended
-------                                            February 28, 2001                August 31, 2000
                                                   -----------------                ---------------
Sold.............................................       284,472,800                     646,519,476
Issued on reinvestment of dividends..............         1,616,269                       3,436,505
Redeemed.........................................  (    276,261,747)                (   653,632,799)
                                                   ----------------                 ---------------
Net increase (decrease)..........................         9,827,322                 (     3,676,818)
                                                   ================                 ===============





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
3. Capital Stock. (Continued)

                                                   October 30, 2000
CLASS B                                                   to
-------                                            February 28, 2001
                                                   -----------------
Sold.............................................         3,638,854
Issued on reinvestment of dividends..............            10,302
Redeemed.........................................  (      3,647,092)
                                                   ----------------
Net increase (decrease)..........................             2,064
                                                   ================

                                                      Six Months                          Year
EVERGREEN SHARES                                        Ended                             Ended
----------------                                   February 28, 2001                August 31, 2000
                                                   -----------------                ---------------
Sold.............................................        28,848,080                      48,922,993
Issued on reinvestment of dividends..............           384,328                         707,090
Redeemed.........................................  (     23,734,473 )               (    49,687,331)
                                                   ----------------                 ---------------
Net increase (decrease)..........................         5,497,935                 (        57,248)
                                                   ================                 ===============

There were no Class B shares outstanding as of August 31, 1999 and no share activity prior to October 30, 2000.

4. Sales of Securities.

Accumulated undistributed realized losses at February 28, 2001 amounted to $1,130. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire August 31, 2001.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of North Carolina and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 63% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
6. Financial Highlights.


                                                 Six Months                           Year Ended August 31,
CLASS A                                            Ended         ------------------------------------------------------------
-------                                      February 28, 2001     2000         1999         1998         1997         1996
                                             -----------------   --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........    $  1.00          $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                --------         --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income....................       0.016            0.030        0.024        0.028        0.028        0.029
Less distributions:
   Dividends from net investment income.....    (  0.016)        (  0.030)    (  0.024)    (  0.028)    (  0.028)    (  0.029)
                                                --------         --------     --------     --------     --------     --------
Net asset value, end of period..............    $  1.00          $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                ========         ========     ========     ========     ========     ========
Total Return................................       1.57%*           3.02%        2.38%        2.82%        2.82%        2.87%
Ratios/Supplemental Data
Net assets, end of period (000).............    $ 235,417        $ 225,591    $ 229,267     $ 230,673   $ 197,353    $ 172,385
Ratios to average net assets:
   Expenses (Net of fees waived)............       0.90%+           0.90%        0.89%        0.85%        0.80%        0.80%
   Net investment income....................       3.13%+           2.98%        2.34%        2.77%        2.78%        2.82%
   Management, shareholder servicing
    and administration fees waived..........       0.08%+           0.04%        0.10%        0.13%        0.18%        0.20%


*  Unannualized
+  Annualized







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights. (Continued)


                                                                 October 30, 2000
CLASS B                                                                 to
-------                                                          February 28, 2001
                                                                 -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...............................  $   1.00
                                                                     ---------
Income from investment operations:
   Net investment income...........................................      0.011
Less distributions:
   Dividends from net investment income............................  (   0.011)
                                                                      --------
Net asset value, end of period.....................................  $   1.00
                                                                     =========
Total Return.......................................................      1.10%*
Ratios/Supplemental Data
Net assets, end of period (000)....................................  $      2
Ratios to average net assets:
   Expenses (Net of fees waived)...................................      0.62%+
   Net investment income...........................................      3.40%+
   Management, shareholder servicing and administration fees-waived      0.08%+


*  Unannualized
+  Annualized








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
6. Financial Highlights. (Continued)

                                                     Six Months             Year                  July 9, 1999
Evergreen Shares                                       Ended               Ended         (Commencement of Offering) to
----------------                                 February 28, 2001    August 31, 2000           August 31, 1999
                                                 -----------------    ---------------           ---------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.............    $   1.00            $   1.00                  $   1.00
                                                     ---------           ---------                 ---------
Income from investment operations:
   Net investment income.........................        0.016               0.030                     0.003
Less distributions:
   Dividends from net investment income..........    (   0.016)          (   0.030)                (   0.003)
                                                      --------            --------                  --------
Net asset value, end of period...................    $   1.00            $   1.00                  $   1.00
                                                     =========           =========                 =========
Total Return.....................................        1.57%*              3.02%                     0.33%*
Ratios/Supplemental Data
Net assets, end of period (000)..................    $  27,760           $  22,262                 $  22,319
Ratios to average net assets:
   Expenses (Net of fees waived).................        0.90%+              0.90%                     0.89%+
   Net investment income.........................        3.13%+              2.98%                     2.34%+
   Management, shareholder servicing and
    administration fees waived ..................        0.08%+              0.04%                     0.10%+


*    Unannualized
=    Annualized










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
SPECIAL MEETING OF SHAREHOLDERS, OCTOBER 10, 2000
(UNAUDITED)
================================================================================


A Special Meeting of Shareholders of the Fund was held at the Fund's office, 600 Fifth Avenue, New York, New York, on October 10, 2000. The purpose of the meeting was to approve a new Investment Management Contract due to CDC Asset Management's (investment management arm of France"s Caisse des Depots Group) acquisition of Nvest, L.P. and Nvest Companies, L.P. (the parent of Reich & Tang Asset Management, L.P., the Manager of the Fund); to ratify the selection of PricewaterhouseCoopers LLP, as the Fund's independent accountants for the fiscal year ending January 31, 2001. At the meeting the new Investment Management Contract was approved by the shareholders. Shareholders also ratified the selection of PricewaterhouseCoopers LLP, to serve as the Fund's independent accountants for the fiscal year ended January 31, 2001. No other business was transacted at the meeting.


The results of the voting at the Special Meeting are as follows:

1.   To approve a new investment management contract

                                              Shares                       % of                       % of
                                               Voted                Outstanding Shares            Shares Voted
      ------------------------------------------------------------------------------------------------------------------

         For                              225,959,922                      91.54%                     98.80%
         Against                              333,148                       0.13%                      0.15%
         Abstain                            2,400,758                       0.97%                      1.05%



2. To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the Fund for its fiscal year ending August 31, 2001.

                                              Shares                       % of                       % of
                                               Voted                Outstanding Shares            Shares Voted
      ------------------------------------------------------------------------------------------------------------------

         For                              227,200,738                      92.05%                     99.35%
         Against                              193,160                       0.07%                      0.08%
         Abstain                            1,299,930                       0.52%                      0.57%




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












NORTH CAROLINA
DAILY
MUNICIPAL
INCOME
FUND, INC.














                               Semi-Annual Report
                                February 28, 2001
                                   (Unaudited)










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------







--------------------------------------------------------
This report is  submitted  for the general  information
of the  shareholders  of the Fund. It is not authorized
for  distribution to prospective  investors in the Fund
unless   preceded  or   accompanied   by  an  effective
prospectus,  which includes  information  regarding the
Fund's  objectives  and  policies,  experience  of  its
management,   marketability   of   shares,   and  other
information.
--------------------------------------------------------


North Carolina Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent & Dividend
  Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020









NC2/01S